Provisions (Schedule of Composition of Provisions) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Balance	₪ 138	₪ 130
Provisions made during the year	27	42
Provisions reversed during the year	(53)	(34)
Balance	112	138
Non-current	21	30
Current	91	108
Dismantling and restoring sites [Member]
Disclosure of other provisions [line items]
Balance	30	20
Provisions made during the year	2	14
Provisions reversed during the year	(11)	(4)
Balance	21	30
Non-current	21
Current
Litigations [Member]
Disclosure of other provisions [line items]
Balance	60	54
Provisions made during the year	14	27
Provisions reversed during the year	(25)	(21)
Balance	49	60
Non-current
Current	49
Other contractual obligations [Member]
Disclosure of other provisions [line items]
Balance	48	56
Provisions made during the year	11	1
Provisions reversed during the year	(17)	(9)
Balance	42	₪ 48
Non-current
Current	₪ 42